UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

(Address of principal executive offices)  (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Elessar Small Cap Value Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 90.29%

Air Transportation, Non-Scheduled - 2.14%
3,147	Atlas Air Worldwide Holdings, Inc. *	$ 137,713

Chemicals & Allied Products - 1.76%
2,812	Innospec, Inc.	112,986

Crude Petroleum & Natural Gas - 2.33%
37,817	PetroQuest Energy, Inc. *	149,755

Electric Services - 1.33%
3,800	Great Plains Energy, Inc.	85,652

Electronic Computers - 4.54%
6,596	Omnicell, Inc. *	135,548
4,235	NICE Systems, Ltd.	156,229
		291,777
Finance Services - 2.13%
21,813	Global Cash Access Holdings, Inc. *	136,549

Fire, Marine & Casualty Insurance - 7.04%
5,072	Employers Holdings, Inc.	124,011
19,068	Meadowbrook, Insurance Group, Inc.	153,116
8,538	Tower Group, Inc.	175,114
		452,241
Industrial Instruments For Measurement, Display & Control - 2.23%
12,773	Rudolph Technologies, Inc. *	143,058

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.31%
24,810	LTX-Credence Corp. *	148,612

Laboratory Apparatus & Furniture - 1.39%
6,412	Newport Corp. *	89,319

Life Insurance - 3.08%
12,606	American Equity Investment Life Holding Co.	197,914

Machine Tools, Metal Cutting Types - 1.30%
2,143	Kennametal, Inc.	83,213

Miscellaneous Manufacturing Industries - 1.38%
3,733	Hillenbrand, Inc.	88,509

Motor Vehicle Parts & Accessories - 2.16%
11,903	Stoneridge, Inc. *	138,551

National Commercial Banks - 5.39%
8,102	Cardinal Financial Corp.	118,613
8,387	First Financial Bancorp.	124,966
5,123	FirstMerit Corp.	102,614
		346,193
Oil & Gas Field Services, NEC - 4.26%
11,903	Basic Energy Services, Inc. *	143,907
21,780	Key Energy Services, Inc. *	129,591
		273,498
Pharmaceutical Preparations - 2.38%
5,240	Prestige Brands Holdings, Inc. *	152,694

Pulp Mills - 2.09%
3,616	Buckeye Technologies, Inc.	133,937

Radio & TV Broadcasting & Communications Equipment - 2.38%
8,789	Orbital Sciences Corp. *	152,665

Rubber & Plastics Footwear - 1.79%
6,964	Crocs, Inc. *	114,906

Savings Institution, Federally Chartered - 3.69%
8,638	Flushing Financial Corp.	142,095
4,553	ViewPoint Financial Group, Inc.	94,748
		236,843
Semiconductors & Related Devices - 2.62%
7,399	Microsemi Corp. *	168,327

Services-Business Services, NEC - 1.47%
7,801	Premier Global Services, Inc. *	94,158

Services-Computer Integrated Systems Design - 3.16%
11,116	Ebix, Inc.	102,934
6,328	Sykes Enterprises, Inc. *	99,729
		202,663
Services-Computer Processing & Data Preparation - 2.17%
7,517	Blucora, Inc. *	139,365

Services-Engineering Services - 2.61%
3,549	URS Corp.	167,584

Services-Hospitals - 2.94%
3,365	Magellan Health Services, Inc. *	188,709

Services-Personal Services - 2.14%
2,344	Outerwall, Inc. *	137,546

State Commercial Banks - 2.61%
3,130	IberiaBank Corp.	167,799

Title Insurance - 5.84%
5,257	Argo Group Int'l Holdings, Ltd. *	222,844
5,809	Stewart Information Services Corp.	152,138
		374,982
Truck Trailers - 2.28%
14,397	Wabash National Corp. *	146,561

Wholesale-Chemicals & Allied Products - 1.78%
2,427	Innophos Holdings, Inc.	114,482

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.11%
2,762	EnerSys *	135,449

Women's, Misses' & Juniors Outerwear - 1.44%
6,730	The Jones Group, Inc.	92,538

TOTAL FOR COMMON STOCKS (Cost $5,230,388) - 90.29%		$ 5,796,748

REAL ESTATE INVESTMENT TRUSTS - 7.65%
22,935	CapLease, Inc.	193,571
4,671	Corporate Office Properties Trust	119,110
11,484	Ramco-Gershenson Properties Trust	178,347

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $398,735) - 7.65%		$ 491,028

SHORT TERM INVESTMENTS - 8.41%
540,215	Invesco Short Term Investments Treasury 0.02% **	540,215

TOTAL FOR SHORT TERM INVESTMENTS (Cost $540,215) - 8.41%		$ 540,215

TOTAL INVESTMENTS (Cost $6,169,337) - 106.35%		$ 6,827,991

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.35%)		(407,546)

NET ASSETS - 100.00%		$ 6,420,445

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,169,337 amounted to $658,654, which consisted of aggregate gross unrealized appreciation of $851,173 and aggregate gross unrealized depreciation of $192,519.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,796,748	$0	$0	$5,796,748
Real Estate Investment Trusts	$491,028	$0	$0	$491,028
Cash Equivalents	$540,215	$0	$0	$540,215
Total	$6,827,991	$0	$0	$6,827,991

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date August 22, 2013

* Print the name and title of each signing officer under his or her signature.